Summary of Principal Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Summary of Principal Accounting Policies [Abstract]
Schedule of Estimated Useful Lives	Depreciation is provided over the estimated useful life of each class of depreciable assets and is computed using the straight-line method over the useful lives of the assets as follows:
Category	Estimated useful lives
Leasehold improvements	Over the shorter of the lease term or the estimated useful lives
Machinery and equipment	2 – 10 years
Office furniture	3 – 10 years
Electronic equipment	3 – 5 years
Motor vehicles	3 years
Research and development of equipment	3 – 10 years
Depreciation is provided over the estimated useful life of each class of depreciable assets and is computed using the straight-line method over the useful lives of the assets as follows:
Category	Estimated useful lives
Leasehold improvements	Over the shorter of the lease term or the estimated useful lives
Machinery and equipment	2 – 10 years
Office furniture	3 – 10 years
Electronic equipment	3 – 5 years
Motor vehicles	3 years
Research and Development Equipment	3 – 10 years

Schedule of Disaggregation of Revenue	The following table presents the Group’s revenues disaggregated by revenue sources for the three and nine months ended September 30, 2025 and 2024:
	For the three months ended September 30,				For the nine months ended September 30,
	2025		2024		2025		2024
	US$	%	US$	%	US$	%	US$	%
	(Unaudited)
Revenues
Hemp Cannabis E-vapors	5,919,252	80.3	8,549,486	85.7	35,486,368	88.8	22,906,860	84.0
Consuming E-vapors	185,302	2.5	564,076	5.7	674,994	1.7	1,820,170	6.7
Medical nebulizers	650,690	8.8	441,214	4.4	2,217,233	5.6	1,576,386	5.8
Online candy sales	570,893	7.7	296,516	3.0	1,366,001	3.4	771,899	2.8
Third-party sales of raw materials	(322)	(0.0)	21,745	0.2	55,503	0.1	46,963	0.1
Related party sales of raw materials	11,428	0.2	—	0.0	15,677	0.04	7,566	0.1
Others	30,977	0.5	99,400	1.0	132,966	0.4	152,461	0.5
Total revenues	7,368,220	100.0	9,972,437	100.0	39,948,742	100.0	27,282,305	100.0

The following table presents the Group’s revenues disaggregated by area for the three and nine months ended September 30, 2025 and 2024:

	For the three months ended September 30,				For the nine months ended September 30,
	2025		2024		2025		2024
	US$	%	US$	%	US$	%	US$	%
	(Unaudited)
Revenues
North America	6,440,166	87.4	9,253,394	92.8	37,082,463	92.8	24,586,833	90.1
Europe	618,620	8.4	682,545	6.8	2,283,123	5.7	2,297,987	8.4
UAE	—	—	34,650	0.3	23,100	0.1	378,786	1.4
Others	309,434	4.2	1,848	0.1	560,056	1.4	18,699	0.1
Total revenues	7,368,220	100.0	9,972,437	100.0	39,948,742	100.0	27,282,305	100.0
The following table presents the Group’s revenues disaggregated by revenue sources for the years ended December 31, 2024 and 2023:
	For the years ended December 31,
	2024		2023
	US$	%	US$	%
Disaggregation of revenues
Consuming E-vapors	2,298,232	6.0	2,467,976	9.7
Hemp Cannabinoid E-vapors	31,423,750	83.3	20,310,293	80.2
Medical nebulizers	2,595,381	6.9	1,924,880	7.6
Third-party sales of raw materials	57,972	0.1	90,327	0.4
Related party sales of raw materials	12,621	0.1	15,837	0.1
Candy sales online	1,121,361	3.0	439,624	1.7
Others	209,953	0.6	77,008	0.3
Total revenues	37,719,270	100.0	25,325,945	100.0
	Years Ended December 31,
	2024		2023
	Revenues	%	Revenues	%
North America	33,614,414	89.1	20,834,437	82.3
Europe	3,340,017	8.9	2,760,992	10.9
UAE	416,230	1.1	1,208,754	4.8
Others	348,609	0.9	521,762	2.0
Total	37,719,270	100.0	25,325,945	100.0